Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	dei_EntityCentralIndexKey	0000811030
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 4, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 4, 2011
FundX Tactical Total Return Fund (Prospectus Summary) | FundX Tactical Total Return Fund | FundX Tactical Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TOTLX

FundX Tactical Total Return Fund (Prospectus Summary) | FundX Tactical Total Return Fund
FundX Tactical Total Return Fund
Investment Objective
The FundX Tactical Total Return Fund ("Tactical Total Return Fund") is to seek long-term capital appreciation and current income with an emphasis on risk management.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Tactical Total Return Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	FundX Tactical Total Return Fund
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses		FundX Tactical Total Return Fund
Management Fee		1.00%
Distribution (Rule 12b-1) Fees		none
Other Expenses		1.48%
Acquired Fund (Underlying Fund) Fees and Expenses	[1]	0.46%
Total Annual Fund Operating Expenses		2.94%
Expense Reduction/Reimbursement		(1.00%)
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement		1.94%
[1]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the
Tactical Total Return Fund with the cost of investing in other mutual funds. The
Example assumes that you invest  $10,000 in the Tactical Total Return Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Tactical Total Return Fund's operating expenses remain the same (taking into account the one year contractual expense limitation).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
FundX Tactical Total Return Fund	197	816	1,460	3,190

Portfolio Turnover
As a fund-of-funds, the Tactical Total Return Fund does not typically pay transaction costs, such as commissions, when it buys and sells securities (or
"turns over" its portfolio), except with respect to any purchases or sales of
ETFs. If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Tactical
Total Return Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Tactical Total Return Fund's performance. The use of the Tactical Model may result in a high turnover rate, as much as 300% in a given year. During the most recent fiscal year, the Tactical Total Return Fund's portfolio turnover rate was
239% of the average value of its portfolio.

Principal Investment Strategies
The Tactical Total Return Fund is a fund-of-funds and as such seeks to achieve its investment objective by investing in no-load and load waived mutual funds as well as exchange-traded funds ("ETFs") ("Underlying Funds"). The Tactical Total
Return Fund will typically hold a combination of core equity, balanced and fixed income mutual funds, as well as ETFs and will emphasize risk management in structuring the portfolio. The Underlying Funds invest directly in securities that may include any type of equity security (e.g. common stock and derivative instruments such as options or futures) and any type of fixed-income security
(e.g., high-yield "junk" bonds, convertible bonds, mortgage and asset-backed securities) and in international and global Underlying Funds, including
Underlying Funds that invest a significant amount of their assets in emerging or developing markets.

In managing the Fund, the Advisor uses a proprietary "upgrading" investment strategy to select Underlying Funds and to manage the portfolio consistent with the Fund's investment objective. Using this strategy, the Advisor classifies
Underlying Funds according to their risk and performance characteristics. Five different classes of Underlying Funds are categorized according to this system, ranging from Class 1 Underlying Funds, which are the most speculative funds with the highest risk but also the highest reward potential, to Class 5 Underlying
Funds, which have the lowest risk but also the lowest reward potential. See
"More about the Funds' Investment Objectives, Strategies and Risks-The Advisor's
Classification Process of the Underlying Funds" for more information on this ranking system.

The Advisor uses a "Dynamic Asset Allocation Process" to actively adjust the
Fund's investment allocation between two strategies, a "Tactical Equity"
strategy and a "Flexible Income" strategy. Between 20% and 80% of the Fund's assets is expected to be invested in one or the other strategy at any given point in time but the Fund is expected to invest at least 20% of its assets in fixed-income Underlying Funds at all times. Within the Tactical Equity strategy, the Advisor employs a "Tactical Model" to evaluate prevailing market conditions and help determine allocation decisions as to when to remain fully invested and when to be more defensively hedged. See "More about the Funds' Investment
Objectives, Strategies and Risks-Both Funds - Tactical Model".

Under normal market conditions, the Tactical Equity portion of the portfolio will typically maintain a core holding of Class 3 Underlying Funds. Class 3
Underlying Funds generally invest in a diversified portfolio of equity securities of well-established U.S. and foreign companies with a wide range of market capitalizations. Class 3 Underlying Funds may also invest in fixed income securities. The Fund may also invest a portion of its assets in Class 1 and
Class 2 Underlying Funds which are more aggressive, may be less diversified and involve investments in small unseasoned companies and emerging markets and entail greater risks. Through use of its "Tactical Model," the range of the
Fund's investments in the Tactical Equity Strategy in each of these types of
Underlying Funds will vary based on the model's assessment of market conditions. Under normal market conditions, the Flexible Income portion of the portfolio will invest exclusively in Class 4 and Class 5 Underlying Funds. These
Underlying Funds may include a wide variety of investment strategies, typically possessing elements of both income and capital preservation with significant emphasis on fixed income securities of varying maturity and credit qualities. The Flexible Income portion of the portfolio may not adhere to the
Upgrading strategy. As part of the Upgrading strategy, the Advisor sells an
Underlying Fund when the Advisor believes that the Underlying Fund is performing out of synch with current market leadership or if a new Underlying Fund is judged more attractive than a current holding.

For temporary defensive purposes under abnormal market or economic conditions, the Fund may hold all or a portfolio of its assets in money market instruments, money market funds or U.S. government repurchase agreements. To the extent the
Fund is invested in such defensive investment, the Fund may not achieve its investment objective.

Principal Risks
An investment in the Tactical Total Return Fund entails risk. The Tactical Total
Return Fund cannot guarantee that it will meet its investment objective. Since the price of the Underlying Funds that the Tactical Total Return Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Tactical Total Return Fund. The following risks could affect the value of your investment:

·  General Market Risk - General market risk is the risk that the value of a
   Fund's shares will fluctuate based on the performance of the securities held by the Underlying Funds it owns. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

·  Management Risk - Management risk describes the Tactical Total Return Fund's ability to meet its investment objective based on the Advisor's success or failure to implement investment strategies for the Tactical Total Return
   Fund. This risk includes risks associated with the use of the "Tactical Model"
   which may not accurately predict future market conditions, or the proper time to change allocation ratios. To the extent the model does not work as intended, the Fund may experience a greater loss or a lower return than if the model had not been used. The availability of data from the model is an important component of the Advisor's ability to execute its strategy.

·  Underlying Funds Risk - The risks associated with the Tactical Total Return
   Fund include the risks related to each Underlying Fund in which the Tactical
   Total Return Fund invests. Although the Tactical Total Return Fund seeks to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes.

·  Aggressive Investment Technique Risk - The Underlying Funds, particularly some
   ETFs, may use investment techniques considered to be aggressive, including using futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments.

·  Upgrading Strategy Risk - The Tactical Total Return Fund employs an
   "upgrading" strategy whereby it continually seeks to invest in the top-performing securities at a given time. When investment decisions are based on near-term performance, however, the Tactical Total Return Fund may be exposed to the risk of buying Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.

·  Foreign Securities Risk - The Underlying Funds held by the Tactical Total
   Return Fund may have significant investments in foreign securities. Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

·  Emerging Markets Risk - In addition to the foreign securities risks mentioned above, emerging markets are generally more volatile and less liquid.

·  Non-Diversification Risk - While the Tactical Total Return Fund itself is diversified, the Underlying Funds may invest in a limited number of issuers and therefore may be considered non-diversified.

·  Derivative Risk - The Fund and some Underlying Funds may use derivative instruments which derive their value from the value of an underlying asset, currency or index. The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

·  Mortgage- and Asset-Backed Securities Risk - The Underlying Funds may invest in mortgage- and asset-backed securities, which represent "pools" of mortgages or other assets, including consumer loans or receivables held in trust. In a period of rising interest rates, these securities may exhibit additional volatility.

·  Leverage Risk - Some Underlying Funds may borrow money for leveraging and will incur interest expense.

·  Portfolio Turnover Risk - The Tactical Total Return Fund's Upgrading strategy, and in particular, the Tactical Model employed by the Advisor may result in high portfolio turnover from time to time. High portfolio turnover may cause the Tactical Total Return Fund to incur higher transaction costs than would be the case if the Tactical Total Return Fund had lower portfolio turnover.

·  Small Company Risk - The Underlying Funds may invest in securities of small companies, which involves greater volatility than investing in larger and more established companies.

·  Concentration and Sector Emphasis Risk - Some of the Underlying Funds may have particular emphasis in one or more sectors, subjecting that Underlying Fund to sector emphasis risk. Sector emphasis risk is the possibility that a certain sector may underperform other sectors or the market as a whole.

·  Short Sales Risk -The Underlying Funds may engage in short sales which could cause an Underlying Fund's investment performance to suffer if it is required to close out a short position earlier than it had intended.

·  Interest Rate and Credit Risk - Interest rates may rise resulting in a decrease in the value of the securities held by the Underlying Funds or may fall resulting in an increase in the value of such securities.

·  High-Yield Securities (Junk Bonds) Risk - The value of fixed-income securities held by the Underlying Funds that are rated below investment grade (junk bonds) are subject to additional risk factors such as increased possibility of default, illiquidity of the security and changes in value based on public perception of the issuer.

·  ETF Trading Risk - Because the Tactical Total Return Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF's shares may trade at a discount to its net asset value ("NAV"), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact a Fund's ability to sell its shares of an ETF.

Performance
The following performance information provides some indication of the risks of investing in the Tactical Total Return Fund. The bar chart below illustrates how the Tactical Total Return Fund's total returns have varied since inception. The table below illustrates how the Tactical Total Return Fund's average annual total returns for the 1-year and Since Inception periods compare with a domestic broad-based market index and secondary index provided to offer a broader market perspective.. The Tactical Total Return Fund's performance, before and after taxes is not necessarily an indication of how the Tactical Total Return Fund will perform in the future. Updated performance is available on the Tactical
Total Return Fund's website at www.upgraderfunds.com.

The bar chart below illustrates how
the Tactical Total Return Fund's total returns have varied since inception.

FundX Tactical Total Return Fund Calendar Year Total Return as of December 31

Best Quarter  Q3 2010 3.89%
Worst Quarter Q2 2010 -0.89%

The "Return After Taxes on Distributions" shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period. The "Return After Taxes on
Distributions and Sale of Fund Shares" shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund's shares were sold at the end of the specified period. The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA").

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
FundX Tactical Total Return Fund	FundX Tactical Total Return Fund Return Before Taxes	6.08%	6.24%	May 29, 2009
FundX Tactical Total Return Fund After Taxes on Distributions	FundX Tactical Total Return Fund Return After Taxes on Distributions	5.91%	6.13%	May 29, 2009
FundX Tactical Total Return Fund After Taxes on Distributions and Sales	FundX Tactical Total Return Fund Return After Taxes on Distributions and Sale of Fund Shares	4.12%	5.29%	May 29, 2009
FundX Tactical Total Return Fund S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	24.28%	May 29, 2009
FundX Tactical Total Return Fund Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.54%	7.01%	May 29, 2009

[1]	DAL Investment Company, LLC (the "Advisor") has contractually agreed to reduce its fees and/or pay the Tactical Total Fund's expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Operating Expenses After Expense Reduction/Reimbursement for shares of the Tactical Total Return Fund to 1.50% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least February 28, 2012. A reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap. The Agreement may be terminated at any time by the Board of Trustees upon 60 days' notice to the Advisor, or by the Advisor with the consent of the Board. The amount above reflectS 0.02% of fees paid indirectly.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 4, 2011
FundX Tactical Total Return Fund (Prospectus Summary) | FundX Tactical Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	FundX Tactical Total Return Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The FundX Tactical Total Return Fund ("Tactical Total Return Fund") is to seek long-term capital appreciation and current income with an emphasis on risk management.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Tactical Total Return Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	DAL Investment Company, LLC (the "Advisor") has contractually agreed to reduce its fees and/or pay the Tactical Total Fund's expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Operating Expenses After Expense Reduction/Reimbursement for shares of the Tactical Total Return Fund to 1.50% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least February 28, 2012.
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
As a fund-of-funds, the Tactical Total Return Fund does not typically pay transaction costs, such as commissions, when it buys and sells securities (or
"turns over" its portfolio), except with respect to any purchases or sales of
ETFs. If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Tactical
Total Return Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Tactical Total Return Fund's performance. The use of the Tactical Model may result in a high turnover rate, as much as 300% in a given year. During the most recent fiscal year, the Tactical Total Return Fund's portfolio turnover rate was
239% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	239.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Tactical Total Return Fund with the cost of investing in other mutual funds. The
Example assumes that you invest  $10,000 in the Tactical Total Return Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Tactical Total Return Fund's operating expenses remain the same (taking into account the one year contractual expense limitation).

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Tactical Total Return Fund is a fund-of-funds and as such seeks to achieve its investment objective by investing in no-load and load waived mutual funds as well as exchange-traded funds ("ETFs") ("Underlying Funds"). The Tactical Total
Return Fund will typically hold a combination of core equity, balanced and fixed income mutual funds, as well as ETFs and will emphasize risk management in structuring the portfolio. The Underlying Funds invest directly in securities that may include any type of equity security (e.g. common stock and derivative instruments such as options or futures) and any type of fixed-income security
(e.g., high-yield "junk" bonds, convertible bonds, mortgage and asset-backed securities) and in international and global Underlying Funds, including
Underlying Funds that invest a significant amount of their assets in emerging or developing markets.

In managing the Fund, the Advisor uses a proprietary "upgrading" investment strategy to select Underlying Funds and to manage the portfolio consistent with the Fund's investment objective. Using this strategy, the Advisor classifies
Underlying Funds according to their risk and performance characteristics. Five different classes of Underlying Funds are categorized according to this system, ranging from Class 1 Underlying Funds, which are the most speculative funds with the highest risk but also the highest reward potential, to Class 5 Underlying
Funds, which have the lowest risk but also the lowest reward potential. See
"More about the Funds' Investment Objectives, Strategies and Risks-The Advisor's
Classification Process of the Underlying Funds" for more information on this ranking system.

The Advisor uses a "Dynamic Asset Allocation Process" to actively adjust the
Fund's investment allocation between two strategies, a "Tactical Equity"
strategy and a "Flexible Income" strategy. Between 20% and 80% of the Fund's assets is expected to be invested in one or the other strategy at any given point in time but the Fund is expected to invest at least 20% of its assets in fixed-income Underlying Funds at all times. Within the Tactical Equity strategy, the Advisor employs a "Tactical Model" to evaluate prevailing market conditions and help determine allocation decisions as to when to remain fully invested and when to be more defensively hedged. See "More about the Funds' Investment
Objectives, Strategies and Risks-Both Funds - Tactical Model".

Under normal market conditions, the Tactical Equity portion of the portfolio will typically maintain a core holding of Class 3 Underlying Funds. Class 3
Underlying Funds generally invest in a diversified portfolio of equity securities of well-established U.S. and foreign companies with a wide range of market capitalizations. Class 3 Underlying Funds may also invest in fixed income securities. The Fund may also invest a portion of its assets in Class 1 and
Class 2 Underlying Funds which are more aggressive, may be less diversified and involve investments in small unseasoned companies and emerging markets and entail greater risks. Through use of its "Tactical Model," the range of the
Fund's investments in the Tactical Equity Strategy in each of these types of
Underlying Funds will vary based on the model's assessment of market conditions. Under normal market conditions, the Flexible Income portion of the portfolio will invest exclusively in Class 4 and Class 5 Underlying Funds. These
Underlying Funds may include a wide variety of investment strategies, typically possessing elements of both income and capital preservation with significant emphasis on fixed income securities of varying maturity and credit qualities. The Flexible Income portion of the portfolio may not adhere to the
Upgrading strategy. As part of the Upgrading strategy, the Advisor sells an
Underlying Fund when the Advisor believes that the Underlying Fund is performing out of synch with current market leadership or if a new Underlying Fund is judged more attractive than a current holding.

For temporary defensive purposes under abnormal market or economic conditions, the Fund may hold all or a portfolio of its assets in money market instruments, money market funds or U.S. government repurchase agreements. To the extent the
Fund is invested in such defensive investment, the Fund may not achieve its investment objective.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the Tactical Total Return Fund entails risk. The Tactical Total
Return Fund cannot guarantee that it will meet its investment objective. Since the price of the Underlying Funds that the Tactical Total Return Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Tactical Total Return Fund. The following risks could affect the value of your investment:

·  General Market Risk - General market risk is the risk that the value of a
   Fund's shares will fluctuate based on the performance of the securities held by the Underlying Funds it owns. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

·  Management Risk - Management risk describes the Tactical Total Return Fund's ability to meet its investment objective based on the Advisor's success or failure to implement investment strategies for the Tactical Total Return
   Fund. This risk includes risks associated with the use of the "Tactical Model"
   which may not accurately predict future market conditions, or the proper time to change allocation ratios. To the extent the model does not work as intended, the Fund may experience a greater loss or a lower return than if the model had not been used. The availability of data from the model is an important component of the Advisor's ability to execute its strategy.

·  Underlying Funds Risk - The risks associated with the Tactical Total Return
   Fund include the risks related to each Underlying Fund in which the Tactical
   Total Return Fund invests. Although the Tactical Total Return Fund seeks to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes.

·  Aggressive Investment Technique Risk - The Underlying Funds, particularly some
   ETFs, may use investment techniques considered to be aggressive, including using futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments.

·  Upgrading Strategy Risk - The Tactical Total Return Fund employs an
   "upgrading" strategy whereby it continually seeks to invest in the top-performing securities at a given time. When investment decisions are based on near-term performance, however, the Tactical Total Return Fund may be exposed to the risk of buying Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.

·  Foreign Securities Risk - The Underlying Funds held by the Tactical Total
   Return Fund may have significant investments in foreign securities. Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

·  Emerging Markets Risk - In addition to the foreign securities risks mentioned above, emerging markets are generally more volatile and less liquid.

·  Non-Diversification Risk - While the Tactical Total Return Fund itself is diversified, the Underlying Funds may invest in a limited number of issuers and therefore may be considered non-diversified.

·  Derivative Risk - The Fund and some Underlying Funds may use derivative instruments which derive their value from the value of an underlying asset, currency or index. The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

·  Mortgage- and Asset-Backed Securities Risk - The Underlying Funds may invest in mortgage- and asset-backed securities, which represent "pools" of mortgages or other assets, including consumer loans or receivables held in trust. In a period of rising interest rates, these securities may exhibit additional volatility.

·  Leverage Risk - Some Underlying Funds may borrow money for leveraging and will incur interest expense.

·  Portfolio Turnover Risk - The Tactical Total Return Fund's Upgrading strategy, and in particular, the Tactical Model employed by the Advisor may result in high portfolio turnover from time to time. High portfolio turnover may cause the Tactical Total Return Fund to incur higher transaction costs than would be the case if the Tactical Total Return Fund had lower portfolio turnover.

·  Small Company Risk - The Underlying Funds may invest in securities of small companies, which involves greater volatility than investing in larger and more established companies.

·  Concentration and Sector Emphasis Risk - Some of the Underlying Funds may have particular emphasis in one or more sectors, subjecting that Underlying Fund to sector emphasis risk. Sector emphasis risk is the possibility that a certain sector may underperform other sectors or the market as a whole.

·  Short Sales Risk -The Underlying Funds may engage in short sales which could cause an Underlying Fund's investment performance to suffer if it is required to close out a short position earlier than it had intended.

·  Interest Rate and Credit Risk - Interest rates may rise resulting in a decrease in the value of the securities held by the Underlying Funds or may fall resulting in an increase in the value of such securities.

·  High-Yield Securities (Junk Bonds) Risk - The value of fixed-income securities held by the Underlying Funds that are rated below investment grade (junk bonds) are subject to additional risk factors such as increased possibility of default, illiquidity of the security and changes in value based on public perception of the issuer.

·  ETF Trading Risk - Because the Tactical Total Return Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF's shares may trade at a discount to its net asset value ("NAV"), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact a Fund's ability to sell its shares of an ETF.

Risk, Lose Money	rr_RiskLoseMoney	Since the price of the Underlying Funds that the Tactical Total Return Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Tactical Total Return Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	While the Tactical Total Return Fund itself is diversified, the Underlying Funds may invest in a limited number of issuers and therefore may be considered non-diversified.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Tactical Total Return Fund. The bar chart below illustrates how the Tactical Total Return Fund's total returns have varied since inception. The table below illustrates how the Tactical Total Return Fund's average annual total returns for the 1-year and Since Inception periods compare with a domestic broad-based market index and secondary index provided to offer a broader market perspective.. The Tactical Total Return Fund's performance, before and after taxes is not necessarily an indication of how the Tactical Total Return Fund will perform in the future. Updated performance is available on the Tactical
Total Return Fund's website at www.upgraderfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Tactical Total Return Fund. The bar chart below illustrates how the Tactical Total Return Fund's total returns have varied since inception. The table below illustrates how the Tactical Total Return Fund's average annual total returns for the 1-year and Since Inception periods compare with a domestic broad-based market index and secondary index provided to offer a broader market perspective.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.upgraderfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Tactical Total Return Fund's performance, before and after taxes is not necessarily an indication of how the Tactical Total Return Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	FundX Tactical Total Return Fund Calendar Year Total Return as of December 31
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart below illustrates how
the Tactical Total Return Fund's total returns have varied since inception.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter  Q3 2010 3.89%
Worst Quarter Q2 2010 -0.89%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA").
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund's shares were sold at the end of the specified period.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The "Return After Taxes on Distributions" shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period. The "Return After Taxes on
Distributions and Sale of Fund Shares" shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund's shares were sold at the end of the specified period. The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA").

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2010
FundX Tactical Total Return Fund (Prospectus Summary) | FundX Tactical Total Return Fund | FundX Tactical Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.89%)
FundX Tactical Total Return Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	24.28%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 29, 2009
FundX Tactical Total Return Fund | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.01%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 29, 2009
FundX Tactical Total Return Fund | FundX Tactical Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.48%
Acquired Fund (Underlying Fund) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.94%
Expense Reduction/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.00%)
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement	rr_NetExpensesOverAssets	1.94%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	197
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	816
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,460
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,190
Annual Return 2010	rr_AnnualReturn2010	6.08%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	FundX Tactical Total Return Fund Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.08%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.24%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 29, 2009
FundX Tactical Total Return Fund | FundX Tactical Total Return Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	FundX Tactical Total Return Fund Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.91%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.13%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 29, 2009
FundX Tactical Total Return Fund | FundX Tactical Total Return Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	FundX Tactical Total Return Fund Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.12%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.29%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 29, 2009

[1]	DAL Investment Company, LLC (the "Advisor") has contractually agreed to reduce its fees and/or pay the Tactical Total Fund's expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Operating Expenses After Expense Reduction/Reimbursement for shares of the Tactical Total Return Fund to 1.50% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least February 28, 2012. A reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap. The Agreement may be terminated at any time by the Board of Trustees upon 60 days' notice to the Advisor, or by the Advisor with the consent of the Board. The amount above reflectS 0.02% of fees paid indirectly.
[2]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.